EQUITY - Changes in Number of DSUs and RSUS (Details) - Cash-Settled Share-Based Payment Arrangement $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 shares $ / shares
Deferred Stock Unit
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	18,286	18,721	21,204
Granted and reinvested (in shares)	1,929	623
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement	(2,364)	(3,106)
Restricted Stock
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	13,679	13,679	15,810
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 6.10	$ 6.10	$ 6.14
Granted and reinvested (in shares)	0	0
Weighted Average Exercise Price Of Share Options Granted And Reinvested (in dollars per share) | $	$ 0	$ 0
Number Of Share Options Exercised And Cancelled In Share-Based Payment Arrangement	0	(2,131)
Weighted Average Exercise Price Of Share Options Exercised And Cancelled (in dollars per share) | $	$ 0	$ 6.35
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares		$ 6.10